Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004016 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004016 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004016 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004016 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004016 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004016 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004016 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004016 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004016 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004016 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000004016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000004016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004016 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004016 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004016 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004016 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033095 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033095 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033095 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033095 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033095 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033095 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033095 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033095 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033095 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033095 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000033095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000033095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000033095 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000033095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033095 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184320 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000184320 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184320 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184320 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184320 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184320 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184320 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184320 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184320 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184320 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000184320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000184320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000184320 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000184320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000184320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184320 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184320 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%